Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38923
Entity Registrant Name	GSX Techedu Inc.
Entity Central Index Key	0001768259
Entity Address, Address Line One	Tower C, Beyondsoft Building
Entity Address, Address Line Two	7 East Zone, 10 Xibeiwang East Road
Entity Address, City or Town	Haidian District
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	159,097,050
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	85,791,762
No Trading Symbol Flag	true
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	73,305,288
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, every three representing two Class A ordinary shares
Trading Symbol	GSX
Security Exchange Name	NYSE